Trade and Other Receivables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables [abstract]
Trade receivables	¥ 386,517	¥ 414,962
Less: impairment provision	(37)	(18)
Trade receivables	386,480	414,944
Bills receivable	1,090,479	1,238,620
Amounts due from related parties	1,975,408	1,290,619
Subtotal	3,452,367	2,944,183
Prepayments	228,269	165,804
Other receivables	83,551	165,798
Trade and other current receivables	¥ 3,764,187	¥ 3,275,785